Related Party Transaction - Summary Of Assets And Liabilities From Transactions With Related Parties (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2025 KRW (₩)		Dec. 31, 2024 KRW (₩)		Dec. 31, 2023 KRW (₩)		Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2022 KRW (₩)
Disclosure of transactions between related parties [line items]
Cash and cash equivalents		₩ 38,499,679		₩ 27,281,123		₩ 30,556,618		$ 26,651,676	$ 18,885,551	₩ 34,219,148
Description of other related parties with outstanding balances		Others include IGEN2022No. 1 Private Equity Fund and etc., as of December 31, 2024 and 2025.		Others include IGEN2022No. 1 Private Equity Fund and etc., as of December 31, 2024 and 2025.
W Service Networks Co., Ltd.
Disclosure of transactions between related parties [line items]
Loans		₩ 30		₩ 51
Loans		30	[1]	51	[1]	₩ 108	[1]			120
Deposits due to customers		3,009		3,054
Accrued expenses		7		86
Other liabilities		₩ 316		₩ 339
Description of nature of related party relationship		Associates		Associates		Associates
Korea Credit Bureau Co., Ltd.
Disclosure of transactions between related parties [line items]
Loans		₩ 0		₩ 1
Loans		0	[1]	1	[1]	₩ 1	[1]			2
Deposits due to customers		2,615		780
Accrued expenses		0		13
Other liabilities		₩ 10		₩ 0
Description of nature of related party relationship		Associates		Associates		Associates
Korea Finance Security Co., Ltd.
Disclosure of transactions between related parties [line items]
Loans		₩ 3,435		₩ 3,225
Loans		3,435	[1]	3,225	[1]	₩ 3,228	[1]			3,433
Deposits due to customers		2,138		1,145
Loss allowance		(23)		(43)
Other liabilities		₩ 1		₩ 3
Description of nature of related party relationship		Associates		Associates		Associates
LOTTE CARD Co.,Ltd.
Disclosure of transactions between related parties [line items]
Loans		₩ 26,880	[1]	₩ 27,913	[1]	₩ 12,209	[1]			50,000
Deposits due to customers		22,869		20,207
Accrued expenses		39		0
Derivative assets		564		1,075
Other assets		256		49
Loss allowance		(295)		(297)
Account receivables		35		21
Derivative liabilities		807		0
Other liabilities		₩ 289		₩ 273
Description of nature of related party relationship		Associates		Associates		Associates
K BANK Co., Ltd.
Disclosure of transactions between related parties [line items]
Cash and cash equivalents		₩ 192		₩ 0
Loans		17	[1]	18	[1]	₩ 54	[1]			₩ 3
Other assets		43		0
Account receivables		9		32
Other liabilities		₩ 158,668		₩ 193,719
Description of nature of related party relationship		Associates		Associates		Associates
Others
Disclosure of transactions between related parties [line items]
Loans	[2]	₩ 42,903		₩ 38,819
Deposits due to customers	[2]	2,259		3,575
Other assets	[2]	9,116		66,088
Loss allowance	[2]	(139)		(273)
Other liabilities	[2]	₩ 541		₩ 232
Description of nature of related party relationship		Associates		Associates		Associates

[1]	Payments that occurred for business reasons among related parties are excluded and net increase or decrease was used for limited credit loan.
[2]	Others include IGEN2022No. 1 Private Equity Fund and etc., as of December 31, 2024 and 2025.